Accumulated Other Comprehensive Income (Loss) - Schedule of Reclassification Out of Accumulated Other Comprehensive Income (Loss) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net sales	$ 23,669	$ 24,677	$ 31,196
Cost of goods sold	19,539	20,357	25,534
Other, net	1,148	625	399
Interest expense	1,028	1,106	1,318
Income tax (expense)	(298)	(360)	(467)
Net income (loss)	(249)	248	$ 708
Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net income (loss)	50	230
Reclassification out of Accumulated Other Comprehensive Income [Member] | Unrealized Gain (Loss) on Cash Flow Hedges [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net sales	(55)	(16)
Cost of goods sold	4	211
Other, net	5	10
Interest expense	4	7
Income tax (expense)	9	(64)
Net income (loss)	(33)	148
Reclassification out of Accumulated Other Comprehensive Income [Member] | Change in Retirement Plans' Funded Status [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amortization of actuarial losses	99	102
Amortization of prior service cost	(5)	(9)
Income tax (expense)	(11)	(11)
Net income (loss)	$ 83	$ 82